Derivative Financial Instruments - Notional Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Notional Amount Of Derivatives Total [Abstract]
Foreign exchange contracts	$ 850,665